Warrant liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Warrant Liabilities [Abstract]
Summary of Movement in the Warrant Liabilities
Movement in the warrant liabilities for the period ended June 30, 2022 are summarized as follows:

	Public Warrants		Private Warrants		Total
	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)
As at January 1, 2022	—	—	—	—	—	—
Warrants assumed on Transaction date	13,799,948	21,259	9,360,000	20,993	23,159,948	42,253
Warrants exercised	—	—	(9,360,000)	(13,854)	(9,360,000)	(13,854)
Change in fair value of warrant liabilities	—	(14,546)	—	(7,139)	—	(21,686)
As at June 30, 2022	13,799,948	6,713	—	—	13,799,948	6,713